Balance Sheets - JPY (¥) ¥ in Thousands		Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash and cash equivalents		¥ 534,889	¥ 456,775
Accounts receivable-trade, net		48,323	218,002
Inventories		264,286	206,636
Advance payments		67,742	14,413
Prepaid expenses and other current assets		44,979	50,267
Total current assets		992,442	947,487
Property and equipment, net		27,092	21,580
Other intangible assets, net		47,451	33,494
Operating lease right-of-use assets		9,975	11,726
Deferred offering costs			205,749
Other assets		10,206	14,717
Total assets		1,087,166	1,234,753
Current liabilities:
Accounts payable		1,330	6,384
Contract liabilities – current		55,084	40,300
Current portion of borrowings		261,940	217,970
Operating lease liabilities – current		7,387	7,423
Accrued expenses and other current liabilities		139,291	162,919
Total current liabilities		465,032	434,996
Contract liabilities - non-current		139,955	113,177
Borrowings - net of current portion		10,436	28,284
Bond payable			299,997
Operating lease liabilities - non-current		1,795	3,509
Total liabilities		617,218	879,963
Commitments and contingencies
SHAREHOLDERS’ EQUITY:
Common shares, no par value; 4,615,224 shares authorized; 1,153,806 shares issued and outstanding at September 30, 2025; 3,057,848 shares authorized; 764,462 shares issued and outstanding at September 30, 2024	[1]	60,000	100,000
Additional paid-in capital		3,238,928	2,457,458
Accumulated deficit		(2,828,980)	(2,202,668)
Total shareholders’ equity		469,948	354,790
Total liabilities and shareholders’ equity		1,087,166	1,234,753
Related Party [Member]
Current assets:
Related party receivable		¥ 32,223	¥ 1,394

[1]	The number of shares presented above is adjusted retrospectively to reflect the 1 for 60 sub-division effected on October 24, 2024 and the 30 for 1 reverse share split effected on January 26, 2026. The number of authorized common shares presented above is adjusted retrospectively to reflect the change in the article of incorporation effected on October 24, 2024 and January 26, 2026.